Selected Statements of Income Data (Tables)	12 Months Ended
Dec. 31, 2025
Selected Statements of Income Data [Abstract]
Schedule of Financial Income, Net	Financial income, net:
	Years ended December 31,
	2025	2024	2023

Financial Income:
Interest income	$4,969	$4,692	$4,304
Foreign currency exchange gain	1,031	927	730
	6,000	5,619	5,034
Financial expenses:
Bank charges	(207)	(189)	(135)
Foreign currency exchange loss	(1,510)	(1,315)	(342)
	(1,717)	(1,504)	(477)
	$4,283	$4,115	$4,557

Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2025	2024	2023
Numerator:
Numerator for basic net income per Ordinary Share	$11,991	$6,968	$3,713
Numerator for dilutive net income per Ordinary Share	$11,991	$6,968	$3,713

Denominator:
Denominator for basic net income per Ordinary Share - weighted average number of Ordinary Shares	16,266,468	15,666,457	15,098,642
Effect of dilutive securities:
Share-based compensation granted	569,061	488,693	199,305
Denominator for diluted net income per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,835,529	16,155,150	15,297,947